Retirement Plan	12 Months Ended
Dec. 31, 2013
Retirement Plan [Abstract]
Retirement Plan

17. Retirement Plan

We sponsor a qualified tax-deferred savings plan in accordance with the provisions of Section 401(k) of the U.S. Internal Revenue Code, which is available to permanent U.S. employees. We make contributions of up to 4% of eligible employees’ salaries.  Our contributions were as follows: 2013 –  $60;  2012 – $57; 2011 – $63.